Other income (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of other income

	March 31,
	2021	2022	2023
Liability no longer required to be paid	87,925	119,708	140,693
Government grant	7,883	-	-
Gain on termination/rent concession of leases	33,238	35,847	1,811
Gain on sale of property, plant and equipment (net)	2,480	1,931	3,800
Miscellaneous income	519	1,162	6,216
Total	132,045	158,648	152,520